SCHEDULE OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Liabilities Arising From Financing Activities
Payments for share issue costs		$ 650,000
Issue of convertible bond		100,000
Proceeds from shareholder loan		6,000,000
Gains (losses) on financial liabilities at fair value through profit or loss	$ 5,193,196	11,397,187
Fair value of warrants		$ 1,022,399